OTHER RECEIVABLES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Other Receivable [Abstract]
Other Receivables Disclosure [Text Block]
10.	OTHER RECEIVABLES
	September 30, 2013	December 31, 2012

Cash advances paid as consideration to acquire investments	$5,542,586	$4,657,728
Advanced to employees	461,893	166,722
Advanced to suppliers	3,327,138	205,088
Miscellaneous	286,033	924,710
	$9,617,650	$5,954,248

Cash advances paid as consideration to acquire investments represent deposits made for potential future investments. These payments have been classified as temporary because certain legal requirements and other financial issues have not yet been resolved regarding these payments.

11.	OTHER RECEIVABLES

	2012	2011

Temporary payments	$4,657,728	$656,092
Advance to employees	166,722	130,191
Advance to suppliers	205,088	-
Miscellaneous	924,710	-
Due from third parties	-	8,902,588
	$5,954,248	$9,688,871

Payments due from employees and third parties are unsecured, interest free and without fixed term of repayment. Payments due from employees are the amounts advanced for handling business transactions on behalf of the Company, and are reconciled once the business transactions have been completed. Temporary payments represent deposits made for potential future investments. These payments have been classified as temporary because certain legal requirements and other financial issues have not yet been resolved regarding these payments.